CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2012
CONTRACTS IN PROGRESS [Abstract]
CONTRACTS IN PROGRESS
NOTE 3:-	CONTRACTS IN PROGRESS

Amounts included in the consolidated financial statements, which relate to unbilled receivables are classified as current assets.. Summarized below are the components of the amounts:

Costs and estimated earnings in excess of billings on uncompleted contracts:

	December 31,
	2012	2011

Costs incurred on uncompleted contracts, net *)	$13,946	$19,464
Estimated earnings (loss)	5,267	3,377

	19,213	22,841
Less - billings and progress payments	16,401	20,943

Costs and estimated earnings in excess of billings on uncompleted contracts	2,812	1,898

Less: Long-term portion	(1,064)	(1,084)

Current portion	$1,748	$814

(*) Net of OCS grants in the amount of $313 and $275 as of December 31, 2012 and 2011 respectively (see Note 11b).